Summary of Material Accounting Policies - Summary of Subsidiaries (Parenthetical) (Detail) - PLDT Global Investments Holdings, Inc. [Member]	Jan. 05, 2024 shares
Disclosure of subsidiaries [line items]
Number of shares issued	227
Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	45.73%
Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.72%